Description of Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Distribution Period To Beneficiary Upon Participant Death	5 years
EBP, Requisite Age For Participation	18 years
EBP, Requisite Service Period For Employer Matching Contribution	12 months
EBP, Forfeited Nonvested Account	$ 2,219,000	$ 1,577,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	(1,648,000)
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable From Participant, Account, General Loans, Borrowing Term	5 years
EBP, Note Receivable From Participant, Account, Primary Residence, Borrowing Term	10 years
EBP, Participant Loan Basis Spread On Variable Rate	1.00%
EBP, Participant Contribution, Automatic, Annual Increase Deferral Rate	1.00%
EBP, Participant Contribution, Pretax, Minimum Annual Compensation to Total Compensation, Percentage	1.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Matching Contribution, Maximum Compensation Percentage	6.00%
EBP, Highly Compensated Participant Minimum Base Salary	$ 120,000
EBP, Employer Matching Contribution to Highly Compensated Participants, Maximum	$ 3,600
EBP, Minimum Participant Age For Catch-up Contributions	50 years
EBP Participant Contribution Vesting Percentage	100.00%
EBP, Mandatory Distribution Age	73 years
EBP, Automatic Distribution to Participant Threshold	$ 1,000
EBP, Participant Loan, Maturity Date	Dec. 31, 2035
EBP, Mandatory Rollover Threshold Minimum	$ 1,000
EBP, Mandatory Rollover Threshold Maximum	$ 7,000
DaVita Stock Fund
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	20.00%
New Employees
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
EBP, Participant Contribution, Automatic, Deferral Rate	1.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
EBP, Participant Contribution, Automatic, Deferral Rate	10.00%
EBP, Employer Matching Contributions, Participants Prior January 1, 2018
EBP, Description of Plan [Line Items]
EBP, Matching Contribution, Vesting Percentage	100.00%
EBP, Employer Matching Contributions, Participants on or after January 1, 2018
EBP, Description of Plan [Line Items]
EBP, Matching Contribution, Vesting Percentage	25.00%
EBP, Employer Contribution Vesting Service Period	4 years